Revenue Recognition - Hybrid Cloud Revenue by Segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue by Major Products/Service Offerings
Hybrid cloud revenue	$ 20,210	$ 16,838	$ 13,834
Software
Revenue by Major Products/Service Offerings
Hybrid cloud revenue	8,713	6,907	4,099
Consulting
Revenue by Major Products/Service Offerings
Hybrid cloud revenue	7,852	5,861	5,274
Infrastructure
Revenue by Major Products/Service Offerings
Hybrid cloud revenue	$ 3,645	4,039	4,183
Other - divested businesses
Revenue by Major Products/Service Offerings
Hybrid cloud revenue		$ 32	$ 279